						Exhibit 99.1

Semi-Annual Servicer’s Certificate
AEP Texas Central Company, as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Central Company, as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jul-2016	to	Dec-2016
		Payment Date:	1/3/2017

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 7/16 Collection Period (1)				16,650,361.61
	ii.	Remittances for the 8/16 Collection Period				21,827,843.59
	iii.	Remittances for the 9/16 Collection Period				23,008,043.54
	iv.	Remittances for the 10/16 Collection Period				20,871,250.04
	v.	Remittances for the 11/16 Collection Period				16,696,287.06
	vi.	Remittances for the 12/16 Collection Period (2)				15,603,716.14
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			15,959.73
		ix.	Investment Earnings on Excess Funds Subaccount			4,752.28
		x.	Investment Earnings on General Subaccount			97,191.16
	xi.	General Subaccount Balance (sum of i through x above)				114,775,405.15

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				2,274,769.03
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				125,748,674.18

	(1) July remittances include the previous year's true-up, which was settled on July 25, 2016.
	(2) December remittances do not include the previous year's true-up, which will be settled on January 25, 2016.

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				0.00
	iii.	Class A-3 Outstanding Amount				0.00
	iv.	Class A-4 Outstanding Amount				231,168,152.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				725,868,152.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				725,868,152.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
Series 2006-1 Principal						Due
	i.	Class A-1				0.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				89,883,379.00
	v.	Class A-5				0.00
	vi.	For all Series 2006-1 Notes				89,883,379.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
Series 2006-1 Interest			Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	0.00	0.00
	viii.	Class A-2	4.98%	180	0.00	0.00
	ix.	Class A-3	5.09%	180	0.00	0.00
	x.	Class A-4	5.17%	180	231,168,152.00	5,975,696.73
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				19,100,829.78

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			0.00
ii.	Servicing Fee			434,925.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			34,750.45
v.	Semi-Annual Interest (including any past-due for prior periods)			19,100,829.78
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Interest Payment	0.00	$0.0000
2.	Class A-2 Interest Payment	0.00	$0.0000
3.	Class A-3 Interest Payment	0.00	$0.0000
4.	Class A-4 Interest Payment	5,975,696.73	$13.6744
5.	Class A-5 Interest Payment	13,125,133.05	$26.5315
		19,100,829.78
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			89,883,379.00
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	89,883,379.00	$205.6828
5.	Class A-5 Principal Payment	0.00	$0.0000
		89,883,379.00
	{Add Other Series as Applicable}

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	15,959.73
	x.	Deposit to Excess Funds Subaccount	7,530,330.22
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	125,748,674.18

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

Series 2006-1

	i.	Class A-1 Outstanding Amount	0.00
	ii.	Class A-2 Outstanding Amount	0.00
	iii.	Class A-3 Outstanding Amount	0.00
	iv.	Class A-4 Outstanding Amount	141,284,773.00
	v.	Class A-5 Outstanding Amount	494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	635,984,773.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	635,984,773.00

	viii.	Excess Funds Subaccount Balance	7,530,330.22
	x.	Capital Subaccount Balance	8,698,500.00
	xi.	Aggregate Collection Account Balance	16,228,830.22

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	2,279,521.31
	iii.	Capital Subaccount	8,714,459.73
	iv.	Total Withdrawals	10,993,981.04

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

Series 2006-1

	1.	Class A-1 Interest Payment	0.00
	2.	Class A-2 Interest Payment	0.00
	3.	Class A-3 Interest Payment	0.00
	4.	Class A-4 Interest Payment	0.00
	5.	Class A-5 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

Series 2006-1

	1.	Class A-1 Principal Payment	0.00
	2.	Class A-2 Principal Payment	0.00
	3.	Class A-3 Principal Payment	0.00
	4.	Class A-4 Principal Payment	0.00
	5.	Class A-5 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 30th day of December, 2016.

/s/ Renee V. Hawkins

AEP TEXAS CENTRAL COMPANY, as Servicer
by: Renee V. Hawkins
title: Assistant Treasurer